Loan note instruments - Finance costs and Financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan note instruments
Finance costs	$ 1,160	$ 846
Current	7,760	855
Non-current	3,981	8,313
Total loan note instruments	11,741	9,168
Solar loan notes
Loan note instruments
Finance costs	1,160	846
Total loan note instruments	$ 11,741	$ 9,168